Finance Receivables - Changes in Fair Value of Finance Installment Receivables (Details) - Financing Receivable $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	$ 289,166
Originations of principal	581,412
Repayments of principal and recoveries	(401,638)
Accrued interest and fees receivable	2,727
Charge-offs, net	(103,385)
Adjustment to fair value	(1,817)
Net change in fair value	17,425
Balance at the end of the period	$ 383,890